Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	May 07, 2013
Business Acquisition [Line Items]
Total purchase price for an acquisition				$ 8,700,000,000
Long-term debt acquired				1,800,000,000
bSwift [Member]
Business Acquisition [Line Items]
Purchase price for an acquisition	400,000,000
Goodwill, Acquired During Period	$ 318,000,000	[1]	$ 0

[1]	Goodwill related to the acquisition of bSwift is considered preliminary, pending the final allocation of the applicable purchase price.